First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.8%
38,466	Ducommun, Inc. (a)	$1,973,306
14,851	National Presto Industries, Inc.	1,244,514
		3,217,820
	Air Freight & Logistics — 0.3%
98,806	Radiant Logistics, Inc. (a)	535,528
	Banks — 19.1%
50,321	Amalgamated Financial Corp.	1,207,704
42,993	Bar Harbor Bankshares	1,138,455
30,236	BayCom Corp.	623,164
66,791	Business First Bancshares, Inc.	1,488,103
37,963	Capital City Bank Group, Inc.	1,051,575
30,537	Coastal Financial Corp. (a)	1,186,973
25,959	Codorus Valley Bancorp, Inc.	590,827
121,630	CrossFirst Bankshares, Inc. (a)	1,683,359
18,136	Esquire Financial Holdings, Inc.	860,916
29,979	First Financial Corp.	1,149,095
33,253	Five Star Bancorp	748,192
19,633	FS Bancorp, Inc.	681,461
24,752	Great Southern Bancorp, Inc.	1,356,905
36,825	HBT Financial, Inc.	701,148
173,274	Heritage Commerce Corp.	1,486,691
43,971	HomeTrust Bancshares, Inc.	1,202,167
59,043	Independent Bank Corp.	1,496,740
182,597	Kearny Financial Corp.	1,175,925
17,167	MainStreet Bancshares, Inc.	311,753
41,778	Mercantile Bank Corp.	1,608,035
40,470	MidWestOne Financial Group, Inc.	948,617
33,206	MVB Financial Corp.	740,826
18,804	Northeast Bank	1,040,613
40,083	Northeast Community Bancorp, Inc.	630,505
15,585	Northrim BanCorp, Inc.	787,198
18,614	Oak Valley Bancorp	461,255
113,996	Old Second Bancorp, Inc.	1,577,705
12,170	Orange County Bancorp, Inc.	559,820
13,811	Plumas Bancorp	508,107
37,278	Sierra Bancorp	753,016
33,495	South Plains Financial, Inc.	896,326
27,031	Southern Missouri Bancorp, Inc.	1,181,525
23,013	Timberland Bancorp, Inc.	619,510
83,629	Univest Financial Corp.	1,741,156
		34,195,367
	Biotechnology — 1.6%
95,771	Cullinan Oncology, Inc. (a)	1,631,938
138,129	Voyager Therapeutics, Inc. (a)	1,285,981
		2,917,919
Shares	Description	Value

	Capital Markets — 1.2%
86,311	Bridge Investment Group Holdings, Inc., Class A	$591,230
8,155	Diamond Hill Investment Group, Inc.	1,257,257
87,381	Heritage Global, Inc. (a)	230,686
		2,079,173
	Chemicals — 1.1%
75,767	American Vanguard Corp.	981,183
21,777	Core Molding Technologies, Inc. (a)	412,238
24,499	Intrepid Potash, Inc. (a)	511,049
		1,904,470
	Commercial Services & Supplies — 5.0%
82,866	CECO Environmental Corp. (a)	1,907,575
63,546	Liquidity Services, Inc. (a)	1,181,956
86,653	Quad/Graphics, Inc.	460,127
59,279	Viad Corp. (a)	2,340,928
37,929	VSE Corp.	3,034,320
		8,924,906
	Communications Equipment — 0.8%
35,555	Aviat Networks, Inc. (a)	1,363,179
34,494	Cambium Networks Corp. (a)	148,669
		1,511,848
	Construction & Engineering — 1.2%
28,062	Limbach Holdings, Inc. (a)	1,162,328
28,377	Northwest Pipe Co. (a)	984,114
		2,146,442
	Consumer Finance — 1.5%
13,228	Atlanticus Holdings Corp. (a)	391,416
147,875	EZCORP, Inc., Class A (a)	1,675,424
25,361	Regional Management Corp.	613,990
		2,680,830
	Containers & Packaging — 1.4%
104,389	Myers Industries, Inc.	2,418,693
	Diversified Consumer Services — 1.0%
37,782	Carriage Services, Inc.	1,021,625
80,865	Lincoln Educational Services Corp. (a)	835,336
		1,856,961
	Diversified REITs — 0.6%
44,771	One Liberty Properties, Inc.	1,011,377
	Diversified Telecommunication Services — 1.2%
56,142	IDT Corp., Class B	2,122,729

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.5%
61,517	Genie Energy Ltd., Class B	$927,676
	Electrical Equipment — 3.5%
39,966	Allient, Inc.	1,425,987
77,434	LSI Industries, Inc.	1,170,802
26,114	Powell Industries, Inc.	3,716,022
		6,312,811
	Electronic Equipment, Instruments & Components — 4.7%
28,318	Bel Fuse, Inc., Class B	1,707,859
10,892	Climb Global Solutions, Inc.	772,025
70,472	Kimball Electronics, Inc. (a)	1,525,719
71,325	ScanSource, Inc. (a)	3,141,153
35,450	Vishay Precision Group, Inc. (a)	1,252,448
		8,399,204
	Energy Equipment & Services — 2.7%
56,000	DMC Global, Inc. (a)	1,091,440
32,479	Forum Energy Technologies, Inc. (a)	648,931
38,589	KLX Energy Services Holdings, Inc. (a)	298,679
65,210	Mammoth Energy Services, Inc. (a)	237,364
39,432	Ranger Energy Services, Inc.	445,187
82,325	Solaris Oilfield Infrastructure, Inc., Class A	713,758
331,747	TETRA Technologies, Inc. (a)	1,469,639
		4,904,998
	Entertainment — 0.6%
178,303	Vivid Seats, Inc., Class A (a)	1,068,035
	Financial Services — 1.7%
66,353	NewtekOne, Inc. (b)	729,883
15,663	Ocwen Financial Corp. (a)	423,058
265,390	UWM Holdings Corp. (b)	1,926,731
		3,079,672
	Ground Transportation — 0.6%
121,255	Daseke, Inc. (a)	1,006,416
	Health Care Equipment & Supplies — 0.7%
208,233	OraSure Technologies, Inc. (a)	1,280,633
	Health Care Providers & Services — 0.7%
344,521	Community Health Systems, Inc. (a)	1,205,823
	Hotels, Restaurants & Leisure — 3.3%
150,428	Denny’s Corp. (a)	1,347,835
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
73,086	El Pollo Loco Holdings, Inc. (a)	$711,858
69,408	Inspired Entertainment, Inc. (a)	684,363
7,862	Nathan’s Famous, Inc.	556,629
70,009	ONE Group Hospitality (The), Inc. (a)	389,950
68,220	Potbelly Corp. (a)	826,144
24,402	RCI Hospitality Holdings, Inc.	1,415,316
		5,932,095
	Household Durables — 0.5%
31,059	Landsea Homes Corp. (a)	451,287
20,045	Legacy Housing Corp. (a)	431,369
		882,656
	Household Products — 1.3%
26,997	Central Garden & Pet Co. (a)	1,156,282
14,543	Oil-Dri Corp. of America	1,084,326
		2,240,608
	Insurance — 1.9%
128,070	Ambac Financial Group, Inc. (a)	2,001,734
77,104	Greenlight Capital Re Ltd., Class A (a)	961,487
55,317	Kingsway Financial Services, Inc. (a)	461,344
		3,424,565
	Interactive Media & Services — 0.1%
19,005	Travelzoo (a)	193,471
	IT Services — 1.1%
70,238	Hackett Group (The), Inc.	1,706,783
85,867	Information Services Group, Inc.	346,903
		2,053,686
	Leisure Products — 1.3%
18,820	Johnson Outdoors, Inc., Class A	867,790
34,184	Marine Products Corp.	401,662
41,995	MasterCraft Boat Holdings, Inc. (a)	996,122
		2,265,574
	Machinery — 2.6%
65,130	Douglas Dynamics, Inc.	1,570,936
29,371	Gencor Industries, Inc. (a)	490,202
29,925	Mayville Engineering Co., Inc. (a)	428,825
32,435	Miller Industries, Inc.	1,624,994
21,905	Park-Ohio Holdings Corp.	584,425
		4,699,382
	Marine Transportation — 1.7%
120,544	Genco Shipping & Trading Ltd.	2,450,659
97,439	Pangaea Logistics Solutions Ltd.	679,150
		3,129,809

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 0.4%
171,599	Entravision Communications Corp., Class A	$281,422
34,116	Townsquare Media, Inc., Class A	374,594
		656,016
	Metals & Mining — 5.4%
133,271	Gatos Silver, Inc. (a)	1,118,144
35,866	Haynes International, Inc.	2,156,264
27,762	Olympic Steel, Inc.	1,967,770
100,769	Ramaco Resources, Inc., Class A	1,696,950
237,341	SunCoke Energy, Inc.	2,674,833
		9,613,961
	Mortgage REITs — 0.3%
45,218	AFC Gamma, Inc.	559,799
	Oil, Gas & Consumable Fuels — 8.8%
101,927	Amplify Energy Corp. (a)	673,737
190,833	Berry Corp.	1,536,206
36,872	Centrus Energy Corp., Class A (a)	1,531,294
233,517	Crescent Energy, Inc., Class A	2,778,852
84,421	Evolution Petroleum Corp.	518,345
74,407	FutureFuel Corp.	598,976
69,497	Hallador Energy Co. (a)	370,419
151,759	Overseas Shipholding Group, Inc., Class A	971,258
43,153	REX American Resources Corp. (a)	2,533,513
121,960	Ring Energy, Inc. (a)	239,042
89,296	SandRidge Energy, Inc.	1,301,043
297,992	VAALCO Energy, Inc.	2,077,004
274,131	W&T Offshore, Inc.	726,447
		15,856,136
	Paper & Forest Products — 1.1%
46,935	Clearwater Paper Corp. (a)	2,052,468
	Pharmaceuticals — 1.4%
268,266	Assertio Holdings, Inc. (a)	257,347
178,142	Omeros Corp. (a) (b)	614,590
57,632	Phibro Animal Health Corp., Class A	745,182
110,800	SIGA Technologies, Inc.	948,448
		2,565,567
	Professional Services — 3.2%
18,751	Barrett Business Services, Inc.	2,376,127
19,842	CRA International, Inc.	2,967,966
15,758	RCM Technologies, Inc. (a)	336,748
		5,680,841
Shares	Description	Value

	Real Estate Management & Development — 0.6%
40,954	RMR Group (The), Inc., Class A	$982,896
	Retail REITs — 0.9%
133,487	Whitestone REIT	1,675,262
	Semiconductors & Semiconductor Equipment — 2.4%
132,313	ACM Research, Inc., Class A (a)	3,855,601
31,866	inTEST Corp. (a)	422,224
		4,277,825
	Software — 0.1%
17,698	CoreCard Corp. (a)	195,563
	Specialty Retail — 2.9%
116,009	Arhaus, Inc.	1,785,378
61,784	Big 5 Sporting Goods Corp. (b)	217,480
35,618	Build-A-Bear Workshop, Inc.	1,063,910
37,797	Haverty Furniture Cos., Inc.	1,289,634
29,727	OneWater Marine, Inc., Class A (a)	836,815
		5,193,217
	Technology Hardware, Storage & Peripherals — 0.7%
48,270	CompoSecure, Inc., Class A (a) (b)	348,992
193,871	Eastman Kodak Co. (a)	959,662
		1,308,654
	Trading Companies & Distributors — 2.6%
37,587	DXP Enterprises, Inc. (a)	2,019,550
110,889	Hudson Technologies, Inc. (a)	1,220,888
56,919	Titan Machinery, Inc. (a)	1,412,160
		4,652,598
	Water Utilities — 1.2%
26,626	Artesian Resources Corp., Class A	988,091
42,392	Consolidated Water Co., Ltd.	1,242,509
		2,230,600
	Wireless Telecommunication Services — 0.5%
56,621	Spok Holdings, Inc.	903,105
	Total Common Stocks	178,935,685
	(Cost $163,197,746)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
214,989	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	$214,989
611,418	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	611,418
	Total Money Market Funds	826,407
	(Cost $826,407)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$3,035,628	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $3,037,412. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $3,127,687. (d)	3,035,628
	(Cost $3,035,628)

	Total Investments — 101.9%	182,797,720
	(Cost $167,059,781)
	Net Other Assets and Liabilities — (1.9)%	(3,476,634)
	Net Assets — 100.0%	$179,321,086

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,540,465 and the total value of the collateral held by the Fund is $3,647,046.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 178,935,685	$ 178,935,685	$ —	$ —
Money Market Funds	826,407	826,407	—	—
Repurchase Agreements	3,035,628	—	3,035,628	—
Total Investments	$182,797,720	$179,762,092	$3,035,628	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Automobiles — 1.9%
5,725,522	Ford Motor Co.	$76,034,932
	Banks — 16.7%
187,131	Associated Banc-Corp.	4,025,188
111,918	Bank OZK	5,087,792
180,172	Cadence Bank	5,224,988
71,036	Cathay General Bancorp	2,687,292
2,115,818	Citigroup, Inc.	133,804,330
671,017	Citizens Financial Group, Inc.	24,351,207
460,678	Columbia Banking System, Inc.	8,914,119
219,548	Comerica, Inc.	12,072,944
120,651	East West Bancorp, Inc.	9,544,701
741,503	Fifth Third Bancorp	27,591,327
186,076	First Hawaiian, Inc.	4,086,229
669,252	First Horizon Corp.	10,306,481
189,772	First Interstate BancSystem, Inc., Class A	5,163,696
362,254	FNB Corp.	5,107,781
110,846	Glacier Bancorp, Inc.	4,464,877
1,903,010	Huntington Bancshares, Inc.	26,546,989
54,083	Independent Bank Corp.	2,813,398
1,538,753	KeyCorp	24,327,685
183,053	M&T Bank Corp.	26,623,228
1,240,898	New York Community Bancorp, Inc.	3,995,692
281,818	Old National Bancorp	4,906,451
492,924	PNC Financial Services Group (The), Inc.	79,656,518
1,388,473	Regions Financial Corp.	29,213,472
161,490	Synovus Financial Corp.	6,469,289
2,236,204	Truist Financial Corp.	87,167,232
2,125,676	U.S. Bancorp	95,017,717
169,397	United Bankshares, Inc.	6,062,719
125,190	United Community Banks, Inc.	3,295,001
704,732	Valley National Bancorp	5,609,667
161,976	Webster Financial Corp.	8,223,522
176,568	Zions Bancorp N.A.	7,663,051
		680,024,583
	Biotechnology — 8.2%
1,818,193	AbbVie, Inc.	331,092,945
	Capital Markets — 2.0%
184,880	Carlyle Group (The), Inc.	8,672,721
23,293	Cohen & Steers, Inc.	1,790,999
382,860	Franklin Resources, Inc.	10,762,194
192,984	Janus Henderson Group PLC	6,347,244
229,123	Northern Trust Corp.	20,373,617
278,353	T. Rowe Price Group, Inc.	33,936,798
		81,883,573
	Chemicals — 2.1%
132,331	Eastman Chemical Co.	13,262,213
Shares	Description	Value

	Chemicals (Continued)
322,626	International Flavors & Fragrances, Inc.	$27,742,610
389,087	LyondellBasell Industries N.V., Class A	39,795,818
48,653	Scotts Miracle-Gro (The) Co.	3,629,027
		84,429,668
	Construction & Engineering — 0.1%
135,102	MDU Resources Group, Inc.	3,404,570
	Consumer Finance — 0.3%
270,782	Ally Financial, Inc.	10,991,041
	Consumer Staples Distribution & Retail — 0.5%
1,029,811	Walgreens Boots Alliance, Inc.	22,336,601
	Containers & Packaging — 0.3%
3,968	Greif, Inc., Class B	275,855
70,128	Packaging Corp. of America	13,308,892
		13,584,747
	Diversified Telecommunication Services — 8.7%
8,422,672	Verizon Communications, Inc.	353,415,317
	Electric Utilities — 8.5%
84,496	ALLETE, Inc.	5,039,342
117,419	Avangrid, Inc.	4,278,748
1,010,226	Duke Energy Corp.	97,698,957
527,338	Edison International	37,298,617
279,071	Entergy Corp.	29,492,223
336,330	Evergy, Inc.	17,953,296
677,697	FirstEnergy Corp.	26,172,658
179,712	NRG Energy, Inc.	12,164,705
297,228	OGE Energy Corp.	10,194,920
172,080	Pinnacle West Capital Corp.	12,859,538
1,286,919	Southern (The) Co.	92,323,569
		345,476,573
	Financial Services — 0.3%
747,075	Western Union (The) Co.	10,444,109
	Gas Utilities — 0.4%
54,939	Southwest Gas Holdings, Inc.	4,182,506
78,881	Spire, Inc.	4,840,927
385,078	UGI Corp.	9,449,814
		18,473,247
	Household Durables — 0.4%
63,975	MDC Holdings, Inc.	4,024,667
108,438	Whirlpool Corp.	12,972,438
		16,997,105
	Industrial Conglomerates — 2.8%
1,084,386	3M Co.	115,020,823

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 3.1%
285,963	Fidelity National Financial, Inc.	$15,184,635
340,305	Lincoln National Corp.	10,865,939
539,902	MetLife, Inc.	40,012,137
514,540	Prudential Financial, Inc.	60,406,996
		126,469,707
	IT Services — 4.4%
929,562	International Business Machines Corp.	177,509,160
	Leisure Products — 0.3%
215,082	Hasbro, Inc.	12,156,435
	Metals & Mining — 0.1%
18,086	Arch Resources, Inc.	2,908,048
	Multi-Utilities — 0.4%
132,200	Avista Corp.	4,629,644
101,514	Black Hills Corp.	5,542,664
90,950	Northwestern Energy Group, Inc.	4,632,084
		14,804,392
	Oil, Gas & Consumable Fuels — 18.8%
2,446,916	Chevron Corp.	385,976,530
63,285	CVR Energy, Inc.	2,256,743
1,303,154	Devon Energy Corp.	65,392,268
162,878	HF Sinclair Corp.	9,832,945
893,153	ONEOK, Inc.	71,604,076
369,322	Phillips 66	60,325,055
373,751	Pioneer Natural Resources Co.	98,109,638
1,789,861	Williams (The) Cos., Inc.	69,750,883
		763,248,138
	Pharmaceuticals — 7.2%
10,492,211	Pfizer, Inc.	291,158,855
	Professional Services — 0.1%
58,584	ManpowerGroup, Inc.	4,548,462
	Specialty Retail — 0.6%
23,995	Advance Auto Parts, Inc.	2,041,735
263,008	Best Buy Co., Inc.	21,574,546
		23,616,281
	Textiles, Apparel & Luxury Goods — 0.1%
38,741	Carter’s, Inc.	3,280,588
	Tobacco — 11.4%
5,030,337	Altria Group, Inc.	219,423,300
2,662,550	Philip Morris International, Inc.	243,942,831
		463,366,131
	Total Common Stocks	4,046,676,031
	(Cost $3,834,047,115)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,092,561	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	$1,092,561
	(Cost $1,092,561)

	Total Investments — 99.7%	4,047,768,592
	(Cost $3,835,139,676)
	Net Other Assets and Liabilities — 0.3%	10,646,374
	Net Assets — 100.0%	$4,058,414,966

(a)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,046,676,031	$ 4,046,676,031	$ —	$ —
Money Market Funds	1,092,561	1,092,561	—	—
Total Investments	$4,047,768,592	$4,047,768,592	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.8%
298,388	Leonardo DRS, Inc. (a)	$6,591,391
	Automobile Components — 0.4%
91,600	Mobileye Global, Inc., Class A (a) (b)	2,944,940
	Automobiles — 0.3%
222,106	Rivian Automotive, Inc., Class A (a) (b)	2,432,061
	Beverages — 0.1%
25,872	Vita Coco (The) Co., Inc. (a)	632,053
	Biotechnology — 7.3%
13,700	Apellis Pharmaceuticals, Inc. (a)	805,286
13,281	Apogee Therapeutics, Inc. (a)	882,522
23,994	Arcellx, Inc. (a)	1,668,783
41,743	Bridgebio Pharma, Inc. (a)	1,290,694
33,015	Immunovant, Inc. (a)	1,066,715
8,176	Keros Therapeutics, Inc. (a)	541,251
13,886	Kymera Therapeutics, Inc. (a)	558,217
41,308	Legend Biotech Corp., ADR (a)	2,316,966
14,558	Nuvalent, Inc., Class A (a)	1,093,160
43,398	Regeneron Pharmaceuticals, Inc. (a)	41,770,141
91,556	Roivant Sciences Ltd. (a)	965,000
61,584	Vaxcyte, Inc. (a)	4,206,803
		57,165,538
	Building Products — 7.8%
132,545	AZEK (The) Co., Inc. (a)	6,656,410
27,709	Builders FirstSource, Inc. (a)	5,778,712
715,858	Carrier Global Corp.	41,612,825
48,699	Hayward Holdings, Inc. (a)	745,582
33,374	Janus International Group, Inc. (a)	504,949
288,589	Masterbrand, Inc. (a)	5,408,158
		60,706,636
	Capital Markets — 5.0%
50,699	AssetMark Financial Holdings, Inc. (a)	1,795,252
177,118	Blue Owl Capital Corp.	2,724,075
324,668	Blue Owl Capital, Inc.	6,123,238
49,547	Coinbase Global, Inc., Class A (a)	13,135,901
298,086	Robinhood Markets, Inc., Class A (a)	6,000,471
207,165	TPG, Inc.	9,260,275
		39,039,212
Shares	Description	Value

	Commercial Services & Supplies — 0.7%
37,241	ACV Auctions, Inc., Class A (a)	$699,014
56,022	Veralto Corp.	4,966,910
		5,665,924
	Construction Materials — 0.4%
38,569	Knife River Corp. (a)	3,127,175
	Diversified Consumer Services — 2.2%
77,942	Duolingo, Inc. (a)	17,192,446
	Electric Utilities — 4.3%
163,290	Constellation Energy Corp.	30,184,156
47,269	NRG Energy, Inc.	3,199,639
		33,383,795
	Electrical Equipment — 3.4%
8,355	Atkore, Inc.	1,590,458
131,505	NEXTracker, Inc., Class A (a)	7,399,786
216,988	Vertiv Holdings Co., Class A	17,721,410
		26,711,654
	Electronic Equipment, Instruments & Components — 1.4%
22,216	Insight Enterprises, Inc. (a)	4,121,512
157,368	Vontier Corp.	7,138,213
		11,259,725
	Energy Equipment & Services — 0.1%
17,595	Kodiak Gas Services, Inc.	481,047
	Entertainment — 1.2%
157,352	Endeavor Group Holdings, Inc., Class A	4,048,667
143,527	ROBLOX Corp., Class A (a)	5,479,861
		9,528,528
	Financial Services — 6.8%
52,298	Affirm Holdings, Inc. (a)	1,948,623
279,808	Block, Inc. (a)	23,666,161
282,925	Corebridge Financial, Inc.	8,128,435
72,309	Enact Holdings, Inc.	2,254,595
52,771	Jackson Financial, Inc., Class A	3,490,274
14,680	Mr. Cooper Group, Inc. (a)	1,144,306
451,198	Rocket Cos., Inc., Class A (a)	6,564,931
39,171	Shift4 Payments, Inc., Class A (a)	2,588,028
124,522	Toast, Inc., Class A (a)	3,103,088
		52,888,441
	Ground Transportation — 4.7%
26,608	RXO, Inc. (a)	581,917
471,843	Uber Technologies, Inc. (a)	36,327,193
		36,909,110

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 2.6%
206,942	GE HealthCare Technologies, Inc.	$18,813,097
11,241	Glaukos Corp. (a)	1,059,914
11,581	PROCEPT BioRobotics Corp. (a)	572,333
		20,445,344
	Health Care Providers & Services — 1.0%
97,483	HealthEquity, Inc. (a)	7,957,537
	Hotels, Restaurants & Leisure — 12.4%
330,824	Airbnb, Inc., Class A (a)	54,572,727
211,145	DoorDash, Inc., Class A (a)	29,078,890
275,696	DraftKings, Inc., Class A (a)	12,519,355
25,672	Sweetgreen, Inc., Class A (a)	648,475
		96,819,447
	Insurance — 0.9%
62,081	Fidelity National Financial, Inc.	3,296,501
73,913	Ryan Specialty Holdings, Inc.	4,102,172
		7,398,673
	Interactive Media & Services — 0.3%
55,110	Reddit, Inc., Class A (a)	2,718,025
	IT Services — 3.1%
76,726	Cloudflare, Inc., Class A (a)	7,429,379
156,859	Kyndryl Holdings, Inc. (a)	3,413,252
74,827	Snowflake, Inc., Class A (a)	12,092,043
31,034	Squarespace, Inc., Class A (a)	1,130,879
		24,065,553
	Life Sciences Tools & Services — 0.4%
31,283	Bruker Corp.	2,938,725
	Machinery — 8.0%
51,838	Crane Co.	7,004,869
68,552	Esab Corp.	7,579,794
253,362	Otis Worldwide Corp.	25,151,246
501,604	Symbotic, Inc. (a)	22,572,180
		62,308,089
	Oil, Gas & Consumable Fuels — 1.7%
29,721	Chesapeake Energy Corp. (b)	2,640,116
22,955	Civitas Resources, Inc.	1,742,514
66,110	DT Midstream, Inc.	4,039,321
263,086	Permian Resources Corp.	4,646,099
		13,068,050
Shares	Description	Value

	Personal Care Products — 2.2%
89,287	BellRing Brands, Inc. (a)	$5,270,612
543,814	Kenvue, Inc.	11,670,248
		16,940,860
	Professional Services — 0.4%
42,083	Parsons Corp. (a)	3,490,785
	Retail REITs — 0.4%
93,215	Phillips Edison & Co., Inc.	3,343,622
	Semiconductors & Semiconductor Equipment — 2.0%
74,209	Credo Technology Group Holding Ltd. (a)	1,572,488
15,237	MKS Instruments, Inc.	2,026,521
167,016	ON Semiconductor Corp. (a)	12,284,027
		15,883,036
	Software — 15.4%
101,023	AppLovin Corp., Class A (a)	6,992,812
74,396	Bentley Systems, Inc., Class B	3,884,959
113,436	Braze, Inc., Class A (a)	5,025,215
137,395	CCC Intelligent Solutions Holdings, Inc. (a)	1,643,244
27,480	Crowdstrike Holdings, Inc., Class A (a)	8,809,813
71,604	Gitlab, Inc., Class A (a)	4,175,945
100,577	Informatica, Inc., Class A (a)	3,520,195
402,240	Palantir Technologies, Inc., Class A (a)	9,255,543
41,162	Procore Technologies, Inc. (a)	3,382,282
1,718,485	Samsara, Inc., Class A (a)	64,941,548
67,868	SentinelOne, Inc., Class A (a)	1,582,003
128,630	UiPath, Inc., Class A (a)	2,916,042
140,278	Vertex, Inc., Class A (a)	4,455,229
		120,584,830
	Specialty Retail — 0.1%
16,849	Academy Sports & Outdoors, Inc.	1,137,981
	Technology Hardware, Storage & Peripherals — 0.1%
47,316	IonQ, Inc. (a) (b)	472,687
	Trading Companies & Distributors — 2.1%
292,976	Core & Main, Inc., Class A (a)	16,772,876
	Total Common Stocks	783,005,796
	(Cost $608,235,554)

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
466,977	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	$466,977
	(Cost $466,977)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$3,042,853	Bank of America Corp., 5.32% (c), dated 03/28/24, due 04/01/24, with a maturity value of $3,044,652. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $3,103,710. (d)	3,042,853
3,167,050	JPMorgan Chase & Co., 5.32% (c), dated 03/28/24, due 04/01/24, with a maturity value of $3,168,922. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $3,230,391. (d)	3,167,050
	Total Repurchase Agreements	6,209,903
	(Cost $6,209,903)

	Total Investments — 100.8%	789,682,676
	(Cost $614,912,434)
	Net Other Assets and Liabilities — (0.8)%	(6,610,541)
	Net Assets — 100.0%	$783,072,135

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $6,069,886 and the total value of the collateral held by the Fund is $6,209,903.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 783,005,796	$ 783,005,796	$ —	$ —
Money Market Funds	466,977	466,977	—	—
Repurchase Agreements	6,209,903	—	6,209,903	—
Total Investments	$789,682,676	$783,472,773	$6,209,903	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 74.4%
1,345,276	ACADIA Pharmaceuticals, Inc. (a)	$24,874,153
1,370,554	Alkermes PLC (a)	37,100,897
199,852	Alnylam Pharmaceuticals, Inc. (a)	29,867,881
126,092	Amgen, Inc.	35,850,477
103,436	Argenx SE, ADR (a)	40,724,822
220,593	BeiGene Ltd., ADR (a)	34,498,539
155,768	Biogen, Inc. (a)	33,588,254
414,123	BioMarin Pharmaceutical, Inc. (a)	36,169,503
2,774,561	Dynavax Technologies Corp. (a)	34,432,302
575,833	Exact Sciences Corp. (a)	39,767,027
1,702,628	Exelixis, Inc. (a)	40,403,362
1,222,705	Genmab A/S, ADR (a)	36,571,107
447,435	Gilead Sciences, Inc.	32,774,614
1,122,560	Halozyme Therapeutics, Inc. (a)	45,665,741
616,028	Incyte Corp. (a)	35,095,115
1,358,039	Insmed, Inc. (a)	36,843,598
364,791	Moderna, Inc. (a)	38,872,129
634,745	Natera, Inc. (a)	58,053,778
292,733	Neurocrine Biosciences, Inc. (a)	40,373,735
1,414,183	PTC Therapeutics, Inc. (a)	41,138,583
41,420	Regeneron Pharmaceuticals, Inc. (a)	39,866,336
176,440	United Therapeutics Corp. (a)	40,531,797
89,175	Vertex Pharmaceuticals, Inc. (a)	37,276,042
		870,339,792
	Life Sciences Tools & Services — 18.6%
542,530	Bruker Corp.	50,965,268
279,989	Illumina, Inc. (a)	38,448,090
32,691	Mettler-Toledo International, Inc. (a)	43,521,201
223,138	Repligen Corp. (a)	41,039,541
125,499	Waters Corp. (a)	43,200,521
		217,174,621
	Pharmaceuticals — 7.0%
1,665,935	Corcept Therapeutics, Inc. (a)	41,964,903
582,422	Intra-Cellular Therapies, Inc. (a)	40,303,602
		82,268,505
	Total Common Stocks	1,169,782,918
	(Cost $1,093,467,750)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
1,125,920	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	$1,125,920
	(Cost $1,125,920)

	Total Investments — 100.1%	1,170,908,838
	(Cost $1,094,593,670)
	Net Other Assets and Liabilities — (0.1)%	(866,709)
	Net Assets — 100.0%	$1,170,042,129

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,169,782,918	$ 1,169,782,918	$ —	$ —
Money Market Funds	1,125,920	1,125,920	—	—
Total Investments	$1,170,908,838	$1,170,908,838	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 12.1%
3,588,594	Amazon.com, Inc. (a)	$647,310,586
2,488,467	eBay, Inc.	131,341,288
		778,651,874
	Communications Equipment — 10.3%
700,232	Arista Networks, Inc. (a)	203,053,275
1,241,888	Ciena Corp. (a)	61,411,362
5,844,651	Cisco Systems, Inc.	291,706,531
12,708,616	CommScope Holding Co., Inc. (a)	16,648,287
2,356,226	Juniper Networks, Inc.	87,321,736
		660,141,191
	Entertainment — 6.8%
539,563	Netflix, Inc. (a)	327,692,797
2,770,886	ROBLOX Corp., Class A (a)	105,792,427
		433,485,224
	Financial Services — 3.3%
3,212,117	PayPal Holdings, Inc. (a)	215,179,718
	Health Care Technology — 2.9%
2,960,213	Teladoc Health, Inc. (a)	44,699,216
622,791	Veeva Systems, Inc., Class A (a)	144,294,447
		188,993,663
	Hotels, Restaurants & Leisure — 7.5%
1,213,127	Airbnb, Inc., Class A (a)	200,117,430
1,161,244	DoorDash, Inc., Class A (a)	159,926,524
2,635,382	DraftKings, Inc., Class A (a)	119,672,696
		479,716,650
	Interactive Media & Services — 24.0%
2,446,709	Alphabet, Inc., Class A (a)	369,281,789
2,048,447	Alphabet, Inc., Class C (a)	311,896,540
2,299,381	Match Group, Inc. (a)	83,421,543
1,060,503	Meta Platforms, Inc., Class A	514,959,047
3,260,105	Pinterest, Inc., Class A (a)	113,027,840
7,741,717	Snap, Inc., Class A (a)	88,874,911
3,561,384	ZoomInfo Technologies, Inc. (a)	57,088,986
		1,538,550,656
	IT Services — 10.0%
926,319	Akamai Technologies, Inc. (a)	100,746,454
1,353,106	Cloudflare, Inc., Class A (a)	131,021,254
2,733,449	Fastly, Inc., Class A (a)	35,452,834
899,321	GoDaddy, Inc., Class A (a)	106,731,416
952,847	Okta, Inc. (a)	99,686,853
1,054,823	Snowflake, Inc., Class A (a)	170,459,397
		644,098,208
Shares	Description	Value

	Software — 21.7%
688,148	Atlassian Corp., Class A (a)	$134,264,557
1,838,113	Box, Inc., Class A (a)	52,055,360
2,082,942	Confluent, Inc., Class A (a)	63,571,390
1,194,522	Datadog, Inc., Class A (a)	147,642,919
1,589,753	DocuSign, Inc. (a)	94,669,791
2,704,893	Dropbox, Inc., Class A (a)	65,728,900
2,603,266	Marathon Digital Holdings, Inc. (a)	58,781,746
1,538,107	Nutanix, Inc., Class A (a)	94,931,964
1,126,506	Salesforce, Inc.	339,281,077
1,498,942	Smartsheet, Inc., Class A (a)	57,709,267
664,465	Workday, Inc., Class A (a)	181,232,829
1,558,394	Zoom Video Communications, Inc., Class A (a)	101,872,216
		1,391,742,016
	Specialty Retail — 1.3%
936,284	Carvana Co. (a)	82,308,726
	Total Common Stocks	6,412,867,926
	(Cost $6,421,994,147)
MONEY MARKET FUNDS — 0.2%
10,951,700	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (b)	10,951,700
	(Cost $10,951,700)

	Total Investments — 100.1%	6,423,819,626
	(Cost $6,432,945,847)
	Net Other Assets and Liabilities — (0.1)%	(3,681,821)
	Net Assets — 100.0%	$6,420,137,805

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,412,867,926	$ 6,412,867,926	$ —	$ —
Money Market Funds	10,951,700	10,951,700	—	—
Total Investments	$6,423,819,626	$6,423,819,626	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.0%
684,522	General Dynamics Corp.	$193,370,620
372,877	Lockheed Martin Corp.	169,610,561
		362,981,181
	Air Freight & Logistics — 3.6%
1,339,390	Expeditors International of Washington, Inc.	162,829,643
1,087,883	United Parcel Service, Inc., Class B	161,692,050
		324,521,693
	Beverages — 5.9%
2,852,781	Coca-Cola (The) Co.	174,533,141
2,984,971	Monster Beverage Corp. (a)	176,949,081
1,029,562	PepsiCo, Inc.	180,183,646
		531,665,868
	Biotechnology — 5.6%
1,035,873	AbbVie, Inc.	188,632,473
1,955,327	Gilead Sciences, Inc.	143,227,703
182,861	Regeneron Pharmaceuticals, Inc. (a)	176,001,884
		507,862,060
	Capital Markets — 1.9%
441,205	Moody’s Corp.	173,406,801
	Chemicals — 6.3%
853,956	Ecolab, Inc.	197,178,440
418,980	Linde PLC	194,540,794
1,207,164	PPG Industries, Inc.	174,918,064
		566,637,298
	Commercial Services & Supplies — 2.2%
3,504,730	Copart, Inc. (a)	202,993,962
	Communications Equipment — 1.8%
3,329,044	Cisco Systems, Inc.	166,152,586
	Consumer Staples Distribution & Retail — 4.1%
245,602	Costco Wholesale Corp.	179,935,393
3,153,363	Walmart, Inc.	189,737,852
		369,673,245
	Electronic Equipment, Instruments & Components — 4.3%
1,748,605	Amphenol Corp., Class A	201,701,586
1,287,774	TE Connectivity Ltd.	187,036,296
		388,737,882
Shares	Description	Value

	Financial Services — 4.0%
390,763	Mastercard, Inc., Class A	$188,179,738
630,052	Visa, Inc., Class A	175,834,912
		364,014,650
	Food Products — 3.6%
2,503,017	Archer-Daniels-Midland Co.	157,214,498
2,342,919	Mondelez International, Inc., Class A	164,004,330
		321,218,828
	Ground Transportation — 2.0%
4,940,100	CSX Corp.	183,129,507
	Health Care Equipment & Supplies — 2.1%
541,770	Stryker Corp.	193,883,230
	Health Care Providers & Services — 6.1%
781,929	Cencora, Inc.	190,000,928
367,353	Elevance Health, Inc.	190,487,224
338,963	UnitedHealth Group, Inc.	167,684,996
		548,173,148
	Hotels, Restaurants & Leisure — 2.3%
73,091	Chipotle Mexican Grill, Inc. (a)	212,458,726
	Household Durables — 2.2%
1,360,242	Garmin Ltd.	202,499,226
	Household Products — 4.2%
2,123,443	Colgate-Palmolive Co.	191,216,042
1,156,614	Procter & Gamble (The) Co.	187,660,622
		378,876,664
	Industrial Conglomerates — 1.9%
850,094	Honeywell International, Inc.	174,481,793
	Insurance — 6.1%
2,022,999	Aflac, Inc.	173,694,694
857,239	Marsh & McLennan Cos., Inc.	176,574,089
2,266,071	W.R. Berkley Corp.	200,411,320
		550,680,103
	IT Services — 3.6%
469,026	Accenture PLC, Class A	162,569,102
2,220,100	Cognizant Technology Solutions Corp., Class A	162,711,129
		325,280,231
	Machinery — 4.9%
744,658	Cummins, Inc.	219,413,480
1,773,110	PACCAR, Inc.	219,670,598
		439,084,078
	Pharmaceuticals — 1.8%
1,055,687	Johnson & Johnson	166,999,126

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 3.9%
716,419	Automatic Data Processing, Inc.	$178,918,481
1,398,004	Paychex, Inc.	171,674,891
		350,593,372
	Semiconductors & Semiconductor Equipment — 1.9%
982,898	Texas Instruments, Inc.	171,230,661
	Software — 2.0%
428,104	Microsoft Corp.	180,111,915
	Specialty Retail — 6.0%
470,951	Home Depot (The), Inc.	180,656,804
1,240,125	Ross Stores, Inc.	182,000,745
1,787,251	TJX (The) Cos., Inc.	181,262,996
		543,920,545
	Technology Hardware, Storage & Peripherals — 1.7%
891,026	Apple, Inc.	152,793,138
	Total Common Stocks	9,054,061,517
	(Cost $7,680,377,783)
MONEY MARKET FUNDS — 0.0%
341,462	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	341,462
	(Cost $341,462)

	Total Investments — 100.0%	9,054,402,979
	(Cost $7,680,719,245)
	Net Other Assets and Liabilities — 0.0%	4,193,529
	Net Assets — 100.0%	$9,058,596,508

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,054,061,517	$ 9,054,061,517	$ —	$ —
Money Market Funds	341,462	341,462	—	—
Total Investments	$9,054,402,979	$9,054,402,979	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.4%
205,046	General Dynamics Corp.	$57,923,444
196,698	Huntington Ingalls Industries, Inc.	57,331,566
270,213	L3Harris Technologies, Inc.	57,582,390
128,172	Lockheed Martin Corp.	58,301,598
121,886	Northrop Grumman Corp.	58,341,953
598,151	RTX Corp.	58,337,667
		347,818,618
	Air Freight & Logistics — 1.1%
764,527	C.H. Robinson Worldwide, Inc.	58,211,086
365,337	United Parcel Service, Inc., Class B	54,300,038
		112,511,124
	Automobile Components — 0.6%
1,593,372	Gentex Corp.	57,552,597
	Automobiles — 0.6%
226,620	Toyota Motor Corp., ADR	57,035,722
	Banks — 2.8%
597,774	Bank of Montreal	58,390,564
1,136,761	Canadian Imperial Bank of Commerce	57,656,518
293,607	JPMorgan Chase & Co.	58,809,482
575,355	Royal Bank of Canada	58,041,813
959,768	Toronto-Dominion (The) Bank	57,950,792
		290,849,169
	Beverages — 2.8%
1,124,694	Brown-Forman Corp., Class B	58,056,705
947,046	Coca-Cola (The) Co.	57,940,274
392,576	Diageo PLC, ADR	58,391,754
1,876,698	Keurig Dr Pepper, Inc.	57,558,328
331,419	PepsiCo, Inc.	58,001,639
		289,948,700
	Biotechnology — 1.7%
320,408	AbbVie, Inc.	58,346,297
203,698	Amgen, Inc.	57,915,415
788,121	Gilead Sciences, Inc.	57,729,863
		173,991,575
	Building Products — 1.1%
649,729	A.O. Smith Corp.	58,124,756
898,971	Johnson Controls International PLC	58,720,786
		116,845,542
	Capital Markets — 3.4%
265,818	CME Group, Inc.	57,227,957
141,262	Goldman Sachs Group (The), Inc.	59,003,725
421,189	Intercontinental Exchange, Inc.	57,884,004
Shares	Description	Value

	Capital Markets (Continued)
936,808	Nasdaq, Inc.	$59,112,585
810,002	SEI Investments Co.	58,239,144
483,408	T. Rowe Price Group, Inc.	58,937,103
		350,404,518
	Chemicals — 2.3%
240,785	Air Products and Chemicals, Inc.	58,334,982
90,768	NewMarket Corp.	57,603,188
405,250	PPG Industries, Inc.	58,720,725
650,028	Stepan Co.	58,528,521
		233,187,416
	Commercial Services & Supplies — 1.1%
967,553	Brady Corp., Class A	57,356,542
270,109	Waste Management, Inc.	57,573,733
		114,930,275
	Communications Equipment — 1.1%
1,151,403	Cisco Systems, Inc.	57,466,524
1,543,073	Juniper Networks, Inc.	57,186,285
		114,652,809
	Consumer Staples Distribution & Retail — 1.1%
1,022,196	Kroger (The) Co.	58,398,057
944,393	Walmart, Inc.	56,824,127
		115,222,184
	Containers & Packaging — 2.3%
263,234	Avery Dennison Corp.	58,766,991
305,389	Packaging Corp. of America	57,956,724
1,257,736	Silgan Holdings, Inc.	61,075,660
1,007,432	Sonoco Products Co.	58,269,867
		236,069,242
	Diversified Telecommunication Services — 1.1%
1,691,353	BCE, Inc.	57,472,175
3,622,654	TELUS Corp.	57,998,690
		115,470,865
	Electric Utilities — 8.0%
977,475	ALLETE, Inc.	58,296,609
1,176,267	Alliant Energy Corp.	59,283,857
690,253	American Electric Power Co., Inc.	59,430,783
603,136	Duke Energy Corp.	58,329,283
554,865	Entergy Corp.	58,638,133
1,112,439	Evergy, Inc.	59,381,994
994,459	Eversource Energy	59,438,814
1,552,284	Exelon Corp.	58,319,310
1,454,040	Fortis, Inc.	57,449,120
630,608	IDACORP, Inc.	58,577,177
740,479	MGE Energy, Inc.	58,290,507

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
913,618	NextEra Energy, Inc.	$58,389,326
819,986	Southern (The) Co.	58,825,796
1,089,977	Xcel Energy, Inc.	58,586,264
		821,236,973
	Electrical Equipment — 0.6%
511,961	Emerson Electric Co.	58,066,617
	Electronic Equipment, Instruments & Components — 0.6%
403,942	TE Connectivity Ltd.	58,668,536
	Food Products — 6.3%
2,460,298	Flowers Foods, Inc.	58,432,077
827,332	General Mills, Inc.	57,888,420
297,527	Hershey (The) Co.	57,869,002
1,671,596	Hormel Foods Corp.	58,321,984
487,232	Ingredion, Inc.	56,933,059
403,092	J & J Snack Foods Corp.	58,270,980
462,680	J.M. Smucker (The) Co.	58,237,532
1,027,889	Kellanova	58,887,761
281,591	Lancaster Colony Corp.	58,466,739
817,869	McCormick & Co., Inc.	62,820,518
807,362	Mondelez International, Inc., Class A	56,515,340
		642,643,412
	Gas Utilities — 4.6%
492,693	Atmos Energy Corp.	58,566,417
544,462	Chesapeake Utilities Corp.	58,420,772
1,092,469	National Fuel Gas Co.	58,687,435
1,359,358	New Jersey Resources Corp.	58,330,052
1,573,645	Northwest Natural Holding Co.	58,571,067
915,230	ONE Gas, Inc.	59,059,792
791,385	Southwest Gas Holdings, Inc.	60,248,140
955,600	Spire, Inc.	58,645,172
		470,528,847
	Ground Transportation — 2.3%
440,760	Canadian National Railway Co.	58,052,500
230,621	Norfolk Southern Corp.	58,778,374
234,583	Union Pacific Corp.	57,690,997
1,506,503	Werner Enterprises, Inc.	58,934,397
		233,456,268
	Health Care Equipment & Supplies — 2.3%
519,972	Abbott Laboratories	59,100,017
1,368,790	Baxter International, Inc.	58,502,085
236,693	Becton Dickinson & Co.	58,569,683
687,193	Medtronic PLC	59,888,870
		236,060,655
Shares	Description	Value

	Health Care Providers & Services — 2.3%
724,250	CVS Health Corp.	$57,766,180
2,651,914	Premier, Inc., Class A	58,607,299
442,472	Quest Diagnostics, Inc.	58,897,448
117,733	UnitedHealth Group, Inc.	58,242,515
		233,513,442
	Hotels, Restaurants & Leisure — 2.3%
122,991	Domino’s Pizza, Inc.	61,111,768
205,310	McDonald’s Corp.	57,887,154
630,886	Starbucks Corp.	57,656,672
424,908	Yum! Brands, Inc.	58,913,494
		235,569,088
	Household Durables — 0.6%
389,971	Garmin Ltd.	58,054,983
	Household Products — 3.4%
380,018	Clorox (The) Co.	58,184,556
645,333	Colgate-Palmolive Co.	58,112,236
456,962	Kimberly-Clark Corp.	59,108,035
357,084	Procter & Gamble (The) Co.	57,936,879
2,018,414	Reynolds Consumer Products, Inc.	57,645,904
231,435	WD-40 Co.	58,624,800
		349,612,410
	Industrial Conglomerates — 0.6%
288,193	Honeywell International, Inc.	59,151,613
	Insurance — 5.2%
674,475	Aflac, Inc.	57,910,423
338,531	Allstate (The) Corp.	58,569,248
315,181	Assurant, Inc.	59,329,671
223,789	Chubb Ltd.	57,990,444
443,798	Hanover Insurance Group (The), Inc.	60,431,974
281,674	Marsh & McLennan Cos., Inc.	58,019,211
551,714	Selective Insurance Group, Inc.	60,230,617
1,058,113	Sun Life Financial, Inc.	57,751,808
253,642	Travelers (The) Cos., Inc.	58,373,170
		528,606,566
	IT Services — 2.8%
171,361	Accenture PLC, Class A	59,395,436
638,554	Amdocs Ltd.	57,706,125
794,363	Cognizant Technology Solutions Corp., Class A	58,218,864
3,244,564	Infosys Ltd., ADR	58,175,033
302,983	International Business Machines Corp.	57,857,634
		291,353,092
	Machinery — 4.0%
160,707	Caterpillar, Inc.	58,887,866

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
198,782	Cummins, Inc.	$58,571,116
143,707	Deere & Co.	59,026,213
775,832	Donaldson Co., Inc.	57,939,134
215,167	Illinois Tool Works, Inc.	57,735,761
195,975	Snap-on, Inc.	58,051,715
629,633	Toro (The) Co.	57,693,272
		407,905,077
	Media — 0.6%
1,341,512	Comcast Corp., Class A	58,154,545
	Multi-Utilities — 4.6%
800,701	Ameren Corp.	59,219,846
975,967	CMS Energy Corp.	58,889,849
646,339	Consolidated Edison, Inc.	58,694,044
527,596	DTE Energy Co.	59,164,615
2,106,886	NiSource, Inc.	58,276,467
875,715	Public Service Enterprise Group, Inc.	58,480,248
821,506	Sempra	59,008,776
715,919	WEC Energy Group, Inc.	58,791,268
		470,525,113
	Oil, Gas & Consumable Fuels — 1.1%
962,833	DT Midstream, Inc.	58,829,096
1,591,591	Enbridge, Inc.	57,583,763
		116,412,859
	Personal Care Products — 0.6%
1,152,335	Unilever PLC, ADR	57,835,694
	Pharmaceuticals — 4.6%
868,543	AstraZeneca PLC, ADR	58,843,788
1,094,775	Bristol-Myers Squibb Co.	59,369,648
368,523	Johnson & Johnson	58,296,654
456,490	Merck & Co., Inc.	60,233,856
597,536	Novartis AG, ADR	57,799,657
443,248	Novo Nordisk A/S, ADR	56,913,043
2,085,372	Pfizer, Inc.	57,869,073
1,156,995	Sanofi, ADR	56,229,957
		465,555,676
	Professional Services — 5.1%
234,248	Automatic Data Processing, Inc.	58,501,096
391,444	Booz Allen Hamilton Holding Corp.	58,105,947
282,710	Broadridge Financial Solutions, Inc.	57,915,971
1,127,576	CSG Systems International, Inc.	58,115,267
1,776,454	Genpact Ltd.	58,534,159
689,104	Maximus, Inc.	57,815,826
480,855	Paychex, Inc.	59,048,994
Shares	Description	Value

	Professional Services (Continued)
730,080	Robert Half, Inc.	$57,880,742
367,621	Thomson Reuters Corp.	57,286,380
		523,204,382
	Semiconductors & Semiconductor Equipment — 1.7%
300,066	Analog Devices, Inc.	59,350,054
407,920	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	55,497,516
334,812	Texas Instruments, Inc.	58,327,599
		173,175,169
	Software — 1.1%
687,358	Dolby Laboratories, Inc., Class A	57,579,980
1,459,969	Open Text Corp.	56,690,596
		114,270,576
	Specialized REITs — 2.3%
292,510	American Tower Corp.	57,797,051
552,572	Crown Castle, Inc.	58,478,695
72,176	Equinix, Inc.	59,569,018
207,417	Public Storage	60,163,375
		236,008,139
	Specialty Retail — 1.7%
149,151	Home Depot (The), Inc.	57,214,324
225,198	Lowe’s Cos., Inc.	57,364,686
221,123	Tractor Supply Co.	57,872,312
		172,451,322
	Textiles, Apparel & Luxury Goods — 0.6%
610,153	NIKE, Inc., Class B	57,342,179
	Trading Companies & Distributors — 1.7%
742,776	Fastenal Co.	57,297,741
577,743	MSC Industrial Direct Co., Inc., Class A	56,064,181
132,887	Watsco, Inc.	57,403,197
		170,765,119
	Water Utilities — 0.6%
811,944	American States Water Co.	58,654,834

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 1.1%
1,392,106	Rogers Communications, Inc., Class B	$57,076,346
355,042	T-Mobile US, Inc.	57,949,955
		115,026,301

	Total Investments — 99.8%	10,200,299,843
	(Cost $9,148,092,149)
	Net Other Assets and Liabilities — 0.2%	16,458,531
	Net Assets — 100.0%	$10,216,758,374

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,200,299,843	$ 10,200,299,843	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 1.8%
43,619	Aptiv PLC (a)	$3,474,253
	Automobiles — 1.5%
16,243	Tesla, Inc. (a)	2,855,357
	Biotechnology — 3.6%
3,686	Regeneron Pharmaceuticals, Inc. (a)	3,547,738
7,925	Vertex Pharmaceuticals, Inc. (a)	3,312,729
		6,860,467
	Capital Markets — 4.0%
9,036	Ameriprise Financial, Inc.	3,961,744
28,948	Blackstone, Inc.	3,802,899
		7,764,643
	Chemicals — 2.0%
45,963	CF Industries Holdings, Inc.	3,824,581
	Commercial Services & Supplies — 2.1%
70,769	Copart, Inc. (a)	4,098,941
	Communications Equipment — 2.0%
13,081	Arista Networks, Inc. (a)	3,793,228
	Energy Equipment & Services — 2.1%
101,448	Halliburton Co.	3,999,080
	Entertainment — 2.2%
7,143	Netflix, Inc. (a)	4,338,158
	Financial Services — 5.8%
34,826	Apollo Global Management, Inc.	3,916,184
7,897	Mastercard, Inc., Class A	3,802,958
12,722	Visa, Inc., Class A	3,550,456
		11,269,598
	Health Care Equipment & Supplies — 1.9%
27,077	Dexcom, Inc. (a)	3,755,580
	Health Care Providers & Services — 4.0%
15,781	Cencora, Inc.	3,834,625
9,430	Molina Healthcare, Inc. (a)	3,874,127
		7,708,752
	Hotels, Restaurants & Leisure — 4.0%
961	Booking Holdings, Inc.	3,486,393
1,482	Chipotle Mexican Grill, Inc. (a)	4,307,833
		7,794,226
	Household Durables — 5.9%
22,189	D.R. Horton, Inc.	3,651,200
Shares	Description	Value

	Household Durables (Continued)
22,698	Lennar Corp., Class A	$3,903,602
32,493	PulteGroup, Inc.	3,919,306
		11,474,108
	Insurance — 4.0%
9,216	Everest Group Ltd.	3,663,360
45,750	W.R. Berkley Corp.	4,046,130
		7,709,490
	Interactive Media & Services — 4.1%
23,546	Alphabet, Inc., Class A (a)	3,553,798
8,981	Meta Platforms, Inc., Class A	4,360,994
		7,914,792
	Machinery — 6.9%
12,083	Caterpillar, Inc.	4,427,574
15,029	Cummins, Inc.	4,428,295
35,798	PACCAR, Inc.	4,435,014
		13,290,883
	Metals & Mining — 4.5%
20,662	Nucor Corp.	4,089,010
30,529	Steel Dynamics, Inc.	4,525,313
		8,614,323
	Oil, Gas & Consumable Fuels — 8.5%
24,223	Chevron Corp.	3,820,936
31,957	ConocoPhillips	4,067,487
31,277	EOG Resources, Inc.	3,998,452
26,884	Valero Energy Corp.	4,588,830
		16,475,705
	Semiconductors & Semiconductor Equipment — 16.8%
20,525	Applied Materials, Inc.	4,232,871
33,268	Enphase Energy, Inc. (a)	4,024,762
5,629	KLA Corp.	3,932,250
4,169	Lam Research Corp.	4,050,475
5,454	Monolithic Power Systems, Inc.	3,694,649
5,793	NVIDIA Corp.	5,234,323
46,645	ON Semiconductor Corp. (a)	3,430,740
22,679	QUALCOMM, Inc.	3,839,555
		32,439,625
	Software — 10.6%
5,641	Adobe, Inc. (a)	2,846,449
56,590	Fortinet, Inc. (a)	3,865,663
5,540	Intuit, Inc.	3,601,000
10,204	Palo Alto Networks, Inc. (a)	2,899,262
4,609	ServiceNow, Inc. (a)	3,513,902
6,665	Synopsys, Inc. (a)	3,809,047
		20,535,323

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.7%
33,864	NIKE, Inc., Class B	$3,182,539
	Total Common Stocks	193,173,652
	(Cost $173,221,851)
MONEY MARKET FUNDS — 0.0%
68,083	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	68,083
	(Cost $68,083)

	Total Investments — 100.0%	193,241,735
	(Cost $173,289,934)
	Net Other Assets and Liabilities — (0.0)%	(53,297)
	Net Assets — 100.0%	$193,188,438

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 193,173,652	$ 193,173,652	$ —	$ —
Money Market Funds	68,083	68,083	—	—
Total Investments	$193,241,735	$193,241,735	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 83.7%
6,770	AAR Corp. (a)	$405,320
5,366	AeroVironment, Inc. (a)	822,500
6,471	Astronics Corp. (a)	123,208
17,301	Boeing (The) Co. (a)	3,338,920
7,290	Curtiss-Wright Corp.	1,865,803
2,780	Ducommun, Inc. (a)	142,614
15,409	General Dynamics Corp.	4,352,888
11,164	HEICO Corp.	2,132,324
16,032	Hexcel Corp.	1,167,931
34,696	Howmet Aerospace, Inc.	2,374,247
7,571	Huntington Ingalls Industries, Inc.	2,206,719
5,386	Kaman Corp.	247,056
24,577	Kratos Defense & Security Solutions, Inc. (a)	451,725
9,488	L3Harris Technologies, Inc.	2,021,893
50,010	Leonardo DRS, Inc. (a)	1,104,721
8,500	Lockheed Martin Corp.	3,866,395
11,301	Mercury Systems, Inc. (a)	333,380
6,441	Moog, Inc., Class A	1,028,306
8,240	Northrop Grumman Corp.	3,944,158
92,619	Rocket Lab USA, Inc. (a)	380,664
45,146	RTX Corp.	4,403,089
22,067	Spirit AeroSystems Holdings, Inc., Class A (a)	795,957
24,662	Textron, Inc.	2,365,826
1,886	TransDigm Group, Inc.	2,322,798
14,652	Triumph Group, Inc. (a)	220,366
76,195	Virgin Galactic Holdings, Inc. (a)	112,769
11,451	Woodward, Inc.	1,764,828
		44,296,405
	Diversified Telecommunication Services — 0.2%
41,493	AST SpaceMobile, Inc. (a)	120,330
	Professional Services — 16.1%
4,247	CACI International, Inc., Class A (a)	1,608,891
25,735	KBR, Inc.	1,638,290
17,698	Leidos Holdings, Inc.	2,320,031
19,996	Parsons Corp. (a)	1,658,668
9,921	Science Applications International Corp.	1,293,599
		8,519,479
	Total Common Stocks	52,936,214
	(Cost $46,664,154)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
22,346	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	$22,346
	(Cost $22,346)

	Total Investments — 100.0%	52,958,560
	(Cost $46,686,500)
	Net Other Assets and Liabilities — 0.0%	5,865
	Net Assets — 100.0%	$52,964,425

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,936,214	$ 52,936,214	$ —	$ —
Money Market Funds	22,346	22,346	—	—
Total Investments	$52,958,560	$52,958,560	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.7%
84	General Dynamics Corp.	$23,729
48	Lockheed Martin Corp.	21,834
		45,563
	Building Products — 4.4%
155	Advanced Drainage Systems, Inc.	26,697
70	Carlisle Cos., Inc.	27,430
		54,127
	Chemicals — 11.2%
275	CF Industries Holdings, Inc.	22,883
398	Dow, Inc.	23,056
230	LyondellBasell Industries N.V., Class A	23,525
611	Mosaic (The) Co.	19,833
405	Olin Corp.	23,814
196	RPM International, Inc.	23,314
		136,425
	Containers & Packaging — 4.0%
108	Avery Dennison Corp.	24,111
134	Packaging Corp. of America	25,430
		49,541
	Electrical Equipment — 1.7%
70	Rockwell Automation, Inc.	20,393
	Electronic Equipment, Instruments & Components — 1.8%
137	Keysight Technologies, Inc. (a)	21,424
	Energy Equipment & Services — 10.1%
747	ChampionX Corp.	26,810
604	Halliburton Co.	23,810
2,021	Patterson-UTI Energy, Inc.	24,131
419	Schlumberger N.V.	22,965
223	Weatherford International PLC (a)	25,738
		123,454
	Ground Transportation — 1.8%
89	Union Pacific Corp.	21,888
	Hotel & Resort REITs — 3.8%
1,121	Host Hotels & Resorts, Inc.	23,182
198	Ryman Hospitality Properties, Inc.	22,891
		46,073
	Industrial Conglomerates — 1.7%
200	3M Co.	21,214
Shares	Description	Value

	Machinery — 15.0%
74	Caterpillar, Inc.	$27,116
91	Cummins, Inc.	26,813
142	Dover Corp.	25,161
296	Fortive Corp.	25,462
224	PACCAR, Inc.	27,751
47	Parker-Hannifin Corp.	26,122
172	Westinghouse Air Brake Technologies Corp.	25,057
		183,482
	Metals & Mining — 4.2%
1,069	Cleveland-Cliffs, Inc. (a)	24,309
185	Steel Dynamics, Inc.	27,423
		51,732
	Oil, Gas & Consumable Fuels — 27.4%
608	APA Corp.	20,903
482	Devon Energy Corp.	24,187
141	Diamondback Energy, Inc.	27,942
180	EOG Resources, Inc.	23,011
904	Marathon Oil Corp.	25,619
384	Matador Resources Co.	25,640
512	Murphy Oil Corp.	23,399
497	Ovintiv, Inc.	25,794
497	PBF Energy, Inc., Class A	28,612
1,605	Permian Resources Corp.	28,344
564	SM Energy Co.	28,116
3,333	Southwestern Energy Co. (a)	25,264
168	Valero Energy Corp.	28,676
		335,507
	Residential REITs — 1.8%
88	Essex Property Trust, Inc.	21,543
	Retail REITs — 3.6%
326	Regency Centers Corp.	19,743
153	Simon Property Group, Inc.	23,943
		43,686
	Specialized REITs — 3.7%
442	Gaming and Leisure Properties, Inc.	20,363
205	Lamar Advertising Co., Class A	24,479
		44,842
	Total Common Stocks	1,220,894
	(Cost $1,043,760)

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
98	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	$98
	(Cost $98)

	Total Investments — 99.9%	1,220,992
	(Cost $1,043,858)
	Net Other Assets and Liabilities — 0.1%	1,554
	Net Assets — 100.0%	$1,222,546

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,220,894	$ 1,220,894	$ —	$ —
Money Market Funds	98	98	—	—
Total Investments	$1,220,992	$1,220,992	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
March 31, 2024 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.